UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First Trust Bank, Ltd.
Address:          P.O. Box N-7776
                  Lyford Cay, Nassau, Bahamas


Form 13F File Number: 028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Betty A. Roberts
Title:           Chief Executive Officer
Phone:           (242) 362-4904


Signature, Place, and Date of Signing:

 /s/ Betty A. Roberts                   Nassau, Bahamas                5/13/09
-----------------------------           ------------------             -------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-06762                Bay Harbour Management, LC
28-1399                 Southeastern Asset Management, Inc.
28-7494                 Steinberg Global Asset Management, Ltd.
28-05601                Thomas White International, Ltd.
28-10411                Aegis Financial Corp.
28-01260                First Manhattan Co.
28-13078                Edinburgh Partners Ltd.
28-10104                Altrinsic Global Advisors, LLC
28-05163                Kinetics Asset Management, Inc.


Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings managed on behalf of this Manager.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      28
                                                  -----------------------

Form 13F Information Table Value Total:              $101,958 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                     First Trust Bank, Ltd.

                   Name of Reporting Manager
                  Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment  Other         Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion  Managers      Sole    Shared  None

AMERICAN INTL GROUP INC       COM       026874107       496        496,200     SH        SOLE               496,200
AMERICAN SUPERCONDUCTOR
   CORP                       COM       030111108     4,328        250,000     SH        SOLE               250,000
ARCHER DANIELS
   MIDLAND CORP              UNIT
                           99/99/9999   039483201     4,716        128,400     SH        SOLE               128,400
AU OPTRONICS CORP           SPONSORED
                              ADR       002255107     3,026        360,648     SH        SOLE               360,648
BANK OF AMERICA CORPORATION   COM       060505104     4,282        627,800     SH        SOLE               627,800
BARRICK GOLD CORP             COM       067901108     3,886        120,000     SH        SOLE               120,000
CANADIAN NAT RES LTD          COM       136385101     1,459         37,843     SH        SOLE                37,843
CHUNGHWA TELECOM CO LTD    SPONS ADR
                            NEW 09      17133Q403     4,584        251,434     SH        SOLE               251,434
DELL INC                      COM       24702R101     2,721        287,000     SH        SOLE               287,000
DR PEPPER SNAPPLE
   GROUP INC                  COM       26138E109     3,044        180,000     SH        SOLE               180,000
EBAY INC                      COM       278642103     3,266        260,000     SH        SOLE               260,000
EXCO RESOURCES INC            COM       269279402     1,909        190,900     SH        SOLE               190,900
FRANKLIN RES INC              COM       354613101     4,615         85,673     SH        SOLE                85,673
GANNET INC                    COM       364730101     1,582        719,300     SH        SOLE               719,300
IAMGOLD CORP                  COM       450913108     5,562        644,275     SH        SOLE               644,275
INVESCO LTD                   SHS       G491BT108     2,708        195,350     SH        SOLE               195,350
ISHARES SILVER TRUST        I SHARES    46428Q109     1,279        100,000     SH        SOLE               100,000
ISHARES TR                   FTSE
                            XNHUA IDX   464287184       499         17,500     SH        SOLE                17,500
LEGG MASON INC                COM       524901105     2,248        141,353     SH        SOLE               141,353
MARKET VECTORS ETF TR        GOLD
                            MINER ETF   57060U100     5,163        140,000     SH        SOLE               140,000
NETAPP INC                    COM       64110D104     4,452        300,000     SH        SOLE               300,000
NEW YORK CMNTY BANCORP INC    COM       649445103       834         74,700     SH        SOLE                74,700
NOKIA CORP                  SPONSORED
                              ADR       654902204     2,994        256,585     SH        SOLE               256,585
PRIDE INTL INC DEL            COM       74153Q102     4,263        237,115     SH        SOLE               237,115
SADIA SA                     SP ADR
                             PFD        786326108     1,171        284,300     SH        SOLE               284,300
SELECT SECTOR SPDR TR        SBI
                            INT-INDS    81369Y704     1,843        100,000     SH        SOLE               100,000
TAIWAN SEMICONDUCTOR
   MFG LTD                  SPONSORED
                              ADR       874039100    19,956      2,229,685     SH        SOLE             2,229,685
VANGUARD WORLD FDS         FINANCIALS
                              ETF       92204A405     5,072        270,000     SH        SOLE               270,000